DERIVATIVE LIABILITIES (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DERIVATIVE LIABILITIES
Conversion rate	$ 3.25	$ 3.25
Conversion premium dividend rate	24.95%	24.95%
Increased conversion premium dividend	34.95%	34.95%
Stock split stockholders equity reverse	the Company declared four reverse stock splits in 2018 and 2019 and the Company’s common stock generally trades at less than $1.00 per share.	the Company declared four reverse stock splits in 2018 and 2019 and the Company’s common stock generally trades at less than $1.00 per share